U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.

Post-Effective Amendment No. 178

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 181

(Check appropriate box or boxes)

ULTIMUS MANAGERS TRUST

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (513) 587-3400

Matthew J. Beck

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/ /	immediately upon filing pursuant to paragraph (b)
/X/	on April 27, 2021 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a) (1)
/ /	on (date) pursuant to paragraph (a) (1)
/ /	75 days after filing pursuant to paragraph (a) (2)
/ /	on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

/X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation on New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 172 (“PEA #172”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on February 8, 2021. Pursuant to Rule 485(a)(2), that filing was expected to become effective on April 24, 2021.

This Post-Effective Amendment No. 178 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 27, 2021 as the new effective date for PEA #172.

This Post-Effective Amendment No. 178 incorporates by reference the information contained in Parts A, B, and C of PEA #172.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 178 to its Registration Statement to be signed below on its behalf by the undersigned, thereto duly authorized, in the City of Cincinnati, and State of Ohio on April 26, 2021.

ULTIMUS MANAGERS TRUST

By:	/s/ Todd E. Heim
Todd E. Heim
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ David R. Carson	Trustee	April 26, 2021
David R. Carson

*	Trustee	April 26, 2021
David M. Deptula

*	Trustee	April 26, 2021
Janine L. Cohen

*	Trustee	April 26, 2021
Jacqueline A. Williams

*	Trustee	April 26, 2021
Clifford N. Schireson

*	Trustee	April 26, 2021
Robert E. Morrison
/s/ Jennifer L. Leamer	Treasurer/Controller/Principal Financial Officer	April 26, 2021
Jennifer L. Leamer

/s/ Matthew J. Beck	Attorney-in-Fact*	April 26, 2021
Matthew J. Beck